JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.1%
Aerospace & Defense — 1.1%
AAR Corp. *	13,801	772,718
AeroVironment, Inc. *	10,646	1,268,897
BWX Technologies, Inc.	37,267	3,676,389
Curtiss-Wright Corp.	2,697	855,677
Hexcel Corp.	38,687	2,118,500
Moog, Inc., Class A	11,443	1,983,644
Woodward, Inc.	38,985	7,114,373
		17,790,198
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	43,486	1,699,433
Hub Group, Inc., Class A	29,000	1,077,930
		2,777,363
Automobile Components — 0.9%
Adient plc *	149,136	1,917,889
Autoliv, Inc. (Sweden)	24,739	2,188,165
BorgWarner, Inc.	79,249	2,270,484
Dana, Inc.	120,883	1,611,370
Dorman Products, Inc. *	13,574	1,636,210
Gentex Corp.	63,459	1,478,595
Goodyear Tire & Rubber Co. (The) *	156,020	1,441,625
Phinia, Inc.	54,066	2,294,020
Visteon Corp. *	11,518	894,027
		15,732,385
Automobiles — 0.1%
Harley-Davidson, Inc.	48,873	1,234,043
Thor Industries, Inc.	15,640	1,185,669
		2,419,712
Banks — 7.5%
Ameris Bancorp	54,598	3,143,207
Axos Financial, Inc. *	24,141	1,557,577
Banc of California, Inc.	112,417	1,595,197
Bancorp, Inc. (The) *	37,606	1,987,101
BankUnited, Inc.	58,605	2,018,356
Banner Corp.	40,239	2,566,041
Berkshire Hills Bancorp, Inc.	18,633	486,135
Brookline Bancorp, Inc.	189,511	2,065,670
Cadence Bank	78,169	2,373,211
Capitol Federal Financial, Inc.	52,663	294,913
Central Pacific Financial Corp.	106,441	2,878,165
Comerica, Inc.	42,384	2,503,199
Commerce Bancshares, Inc.	55,162	3,432,731
Community Financial System, Inc.	8,439	479,842
Cullen/Frost Bankers, Inc.	42,771	5,354,929
Customers Bancorp, Inc. *	13,430	674,186
CVB Financial Corp.	58,189	1,074,169
Dime Community Bancshares, Inc.	23,027	641,993

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
East West Bancorp, Inc.	83,702	7,513,091
FB Financial Corp.	14,346	665,081
First BanCorp (Puerto Rico)	163,093	3,126,493
First Horizon Corp.	349,491	6,787,115
FNB Corp.	269,024	3,618,373
Glacier Bancorp, Inc.	29,161	1,289,499
Hancock Whitney Corp.	58,091	3,046,873
Hanmi Financial Corp.	155,196	3,516,741
Heritage Financial Corp.	16,126	392,346
Hilltop Holdings, Inc.	145,906	4,442,838
Hope Bancorp, Inc.	201,588	2,110,626
National Bank Holdings Corp., Class A	75,703	2,897,154
Northwest Bancshares, Inc.	53,910	647,998
OFG Bancorp (Puerto Rico)	78,098	3,125,482
Old National Bancorp	228,989	4,852,277
Pathward Financial, Inc.	63,456	4,629,115
Pinnacle Financial Partners, Inc.	23,213	2,461,507
Preferred Bank	6,506	544,292
Prosperity Bancshares, Inc.	49,991	3,567,858
Renasant Corp.	26,284	891,816
Seacoast Banking Corp. of Florida	36,944	950,569
Southside Bancshares, Inc.	41,048	1,188,750
Synovus Financial Corp.	78,265	3,658,106
Texas Capital Bancshares, Inc. *	18,259	1,363,947
Trustmark Corp.	24,523	845,798
UMB Financial Corp.	9,425	952,867
United Community Banks, Inc.	46,326	1,303,150
Veritex Holdings, Inc.	61,081	1,525,193
WaFd, Inc.	56,186	1,605,796
Webster Financial Corp.	133,491	6,881,461
Westamerica BanCorp	10,661	539,766
Western Alliance Bancorp	45,542	3,498,992
Wintrust Financial Corp.	27,284	3,068,359
WSFS Financial Corp.	28,404	1,473,315
Zions Bancorp NA	27,996	1,395,881
		125,505,147
Beverages — 0.4%
Celsius Holdings, Inc. *	95,102	3,387,533
Coca-Cola Consolidated, Inc.	1,966	2,654,100
		6,041,633
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc. *	76,292	971,960
Exelixis, Inc. *	272,260	10,051,839
Halozyme Therapeutics, Inc. *	128,181	8,179,230
Myriad Genetics, Inc. *	115,555	1,024,973
Neurocrine Biosciences, Inc. *	40,897	4,523,208
Protagonist Therapeutics, Inc. *	116,019	5,610,679

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Sarepta Therapeutics, Inc. *	40,173	2,563,841
United Therapeutics Corp. *	34,004	10,482,413
Vir Biotechnology, Inc. *	347,259	2,250,238
		45,658,381
Broadline Retail — 0.3%
Macy's, Inc.	82,797	1,039,930
Nordstrom, Inc.	39,739	971,619
Ollie's Bargain Outlet Holdings, Inc. *	22,058	2,566,669
		4,578,218
Building Products — 2.3%
AAON, Inc.	31,343	2,448,829
Advanced Drainage Systems, Inc.	29,049	3,156,174
Apogee Enterprises, Inc.	54,614	2,530,267
AZZ, Inc.	11,868	992,284
Carlisle Cos., Inc.	26,295	8,953,448
Fortune Brands Innovations, Inc.	10,634	647,398
Gibraltar Industries, Inc. *	14,729	864,003
Griffon Corp.	24,406	1,745,029
Owens Corning	49,803	7,112,864
Quanex Building Products Corp.	14,151	263,067
Resideo Technologies, Inc. *	75,779	1,341,288
Simpson Manufacturing Co., Inc.	17,118	2,688,895
Trex Co., Inc. *	7,923	460,326
UFP Industries, Inc.	53,424	5,718,505
		38,922,377
Capital Markets — 2.9%
Acadian Asset Management, Inc.	10,444	270,082
Affiliated Managers Group, Inc.	31,199	5,242,368
BGC Group, Inc., Class A	156,016	1,430,667
Carlyle Group, Inc. (The)	88,936	3,876,720
Donnelley Financial Solutions, Inc. *	23,475	1,026,092
Evercore, Inc., Class A	10,422	2,081,482
Federated Hermes, Inc.	90,759	3,700,244
Houlihan Lokey, Inc.	7,023	1,134,215
Interactive Brokers Group, Inc., Class A	40,001	6,623,766
Janus Henderson Group plc	90,683	3,278,190
Jefferies Financial Group, Inc.	89,968	4,819,586
Morningstar, Inc.	5,489	1,645,986
SEI Investments Co.	58,220	4,519,619
Stifel Financial Corp.	42,442	4,000,583
StoneX Group, Inc. *	27,990	2,137,876
Virtu Financial, Inc., Class A	35,928	1,369,575
Virtus Investment Partners, Inc.	8,340	1,437,482
WisdomTree, Inc.	48,003	428,187
		49,022,720

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 1.5%
AdvanSix, Inc.	11,927	270,146
Ashland, Inc.	24,051	1,425,984
Avient Corp.	76,097	2,827,764
Axalta Coating Systems Ltd. *	41,735	1,384,350
Balchem Corp.	14,957	2,482,862
Cabot Corp.	50,530	4,201,064
Chemours Co. (The)	103,275	1,397,311
Hawkins, Inc.	9,287	983,679
HB Fuller Co.	49,843	2,797,189
Ingevity Corp. *	15,501	613,685
Innospec, Inc.	10,525	997,244
Minerals Technologies, Inc.	14,181	901,486
RPM International, Inc.	45,675	5,283,684
		25,566,448
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	44,393	2,102,453
Brady Corp., Class A	78,252	5,527,721
Brink's Co. (The)	25,361	2,185,104
Clean Harbors, Inc. *	31,574	6,223,235
CoreCivic, Inc. *	34,209	694,101
Enviri Corp. *	31,948	212,454
GEO Group, Inc. (The) *	45,673	1,334,108
MillerKnoll, Inc.	40,778	780,491
MSA Safety, Inc.	27,948	4,099,692
OPENLANE, Inc. *	43,454	837,793
Pitney Bowes, Inc.	52,069	471,225
RB Global, Inc. (Canada)	51,190	5,134,357
Tetra Tech, Inc.	112,032	3,276,936
UniFirst Corp.	6,182	1,075,668
		33,955,338
Communications Equipment — 0.3%
Ciena Corp. *	26,290	1,588,705
Digi International, Inc. *	16,388	456,078
Lumentum Holdings, Inc. *	50,399	3,141,873
		5,186,656
Construction & Engineering — 2.0%
AECOM	97,224	9,015,582
Arcosa, Inc.	26,015	2,006,277
Comfort Systems USA, Inc.	11,494	3,704,861
Dycom Industries, Inc. *	12,029	1,832,498
EMCOR Group, Inc.	12,310	4,550,145
Everus Construction Group, Inc. *	13,727	509,134
Fluor Corp. *	71,404	2,557,691
Granite Construction, Inc.	34,979	2,637,417
MasTec, Inc. *	27,879	3,253,758

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
MYR Group, Inc. *	10,982	1,241,954
Valmont Industries, Inc.	8,191	2,337,466
		33,646,783
Construction Materials — 0.2%
Eagle Materials, Inc.	13,128	2,913,497
Consumer Finance — 0.9%
Ally Financial, Inc.	109,772	4,003,385
Bread Financial Holdings, Inc.	20,288	1,016,023
Encore Capital Group, Inc. *	3,660	125,465
Enova International, Inc. *	18,996	1,834,254
FirstCash Holdings, Inc.	15,324	1,843,784
Navient Corp.	212,533	2,684,292
PROG Holdings, Inc.	8,471	225,328
SLM Corp.	138,846	4,077,907
		15,810,438
Consumer Staples Distribution & Retail — 2.5%
Andersons, Inc. (The)	35,828	1,538,096
BJ's Wholesale Club Holdings, Inc. *	64,180	7,322,938
Casey's General Stores, Inc.	15,116	6,560,949
Chefs' Warehouse, Inc. (The) *	19,670	1,071,228
Grocery Outlet Holding Corp. *	152,983	2,138,702
Maplebear, Inc. *	70,696	2,820,063
Performance Food Group Co. *	84,451	6,640,382
PriceSmart, Inc.	10,436	916,803
Sprouts Farmers Market, Inc. *	34,214	5,222,425
US Foods Holding Corp. *	108,683	7,114,389
		41,345,975
Containers & Packaging — 1.4%
AptarGroup, Inc.	25,527	3,787,696
Berry Global Group, Inc.	104,353	7,284,883
Crown Holdings, Inc.	50,553	4,512,361
Greif, Inc., Class A	23,526	1,293,694
Silgan Holdings, Inc.	37,949	1,939,953
Sonoco Products Co.	97,337	4,598,200
		23,416,787
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	11,615	1,168,934
Duolingo, Inc. *	16,879	5,241,605
Frontdoor, Inc. *	17,982	690,868
Graham Holdings Co., Class B	715	687,015
Grand Canyon Education, Inc. *	27,228	4,710,989
H&R Block, Inc.	61,912	3,399,588
Mister Car Wash, Inc. *	136,973	1,080,717
Perdoceo Education Corp.	40,546	1,020,948
Service Corp. International	57,417	4,604,843

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Strategic Education, Inc.	10,481	879,985
Stride, Inc. *	13,295	1,681,817
		25,167,309
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	179,519	3,093,112
American Assets Trust, Inc.	63,421	1,277,299
Armada Hoffler Properties, Inc.	214,689	1,612,315
Essential Properties Realty Trust, Inc.	179,575	5,861,328
WP Carey, Inc.	36,109	2,278,839
		14,122,893
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc. *	99,125	3,554,623
Iridium Communications, Inc.	164,522	4,494,741
Lumen Technologies, Inc. *	287,096	1,125,416
		9,174,780
Electric Utilities — 0.9%
IDACORP, Inc.	60,546	7,036,656
OGE Energy Corp.	178,751	8,215,396
		15,252,052
Electrical Equipment — 1.0%
Acuity, Inc.	11,243	2,960,844
EnerSys	40,271	3,688,018
NEXTracker, Inc., Class A *	21,837	920,211
nVent Electric plc	110,155	5,774,325
Regal Rexnord Corp.	28,142	3,203,967
		16,547,365
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc.	20,445	1,948,613
Arrow Electronics, Inc. *	46,346	4,812,105
Badger Meter, Inc.	12,006	2,284,141
Belden, Inc.	21,303	2,135,626
Benchmark Electronics, Inc.	53,973	2,052,593
Coherent Corp. *	130,465	8,472,397
Fabrinet (Thailand) *	30,900	6,103,059
Flex Ltd. *	42,482	1,405,305
Insight Enterprises, Inc. *	10,726	1,608,793
Plexus Corp. *	22,699	2,908,423
TD SYNNEX Corp.	42,718	4,440,963
Vontier Corp.	63,047	2,071,094
		40,243,112
Energy Equipment & Services — 1.1%
Archrock, Inc.	69,234	1,816,700
Bristow Group, Inc. *	14,078	444,583
ChampionX Corp.	117,701	3,507,490
Helmerich & Payne, Inc.	33,533	875,882

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Liberty Energy, Inc.	155,443	2,460,663
NOV, Inc.	193,379	2,943,228
Oceaneering International, Inc. *	107,067	2,335,131
Patterson-UTI Energy, Inc.	197,603	1,624,297
ProPetro Holding Corp. *	36,612	269,098
Valaris Ltd. *	30,769	1,207,991
Weatherford International plc	11,688	625,893
		18,110,956
Entertainment — 0.1%
Cinemark Holdings, Inc.	49,574	1,233,897
Financial Services — 3.3%
Equitable Holdings, Inc.	124,736	6,497,498
Essent Group Ltd.	58,210	3,359,881
Euronet Worldwide, Inc. *	41,402	4,423,804
EVERTEC, Inc. (Puerto Rico)	50,616	1,861,150
HA Sustainable Infrastructure Capital, Inc.	72,265	2,113,029
Jackson Financial, Inc., Class A	28,891	2,420,488
MGIC Investment Corp.	212,137	5,256,755
Mr. Cooper Group, Inc. *	41,931	5,014,948
NCR Atleos Corp. *	50,304	1,327,020
NMI Holdings, Inc., Class A *	102,923	3,710,374
Radian Group, Inc.	56,863	1,880,459
Shift4 Payments, Inc., Class A * (a)	59,567	4,867,220
Voya Financial, Inc.	48,198	3,265,896
Walker & Dunlop, Inc.	32,382	2,764,127
WEX, Inc. *	46,544	7,308,339
		56,070,988
Food Products — 1.3%
Cal-Maine Foods, Inc.	33,996	3,090,236
Darling Ingredients, Inc. *	53,424	1,668,966
Fresh Del Monte Produce, Inc.	42,061	1,296,740
Ingredion, Inc.	36,781	4,973,159
J & J Snack Foods Corp.	12,344	1,625,952
Lancaster Colony Corp.	7,659	1,340,325
Post Holdings, Inc. *	40,945	4,764,360
Simply Good Foods Co. (The) *	62,743	2,164,006
TreeHouse Foods, Inc. *	19,719	534,188
		21,457,932
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	33,236	4,268,500
MDU Resources Group, Inc.	102,464	1,732,666
ONE Gas, Inc.	36,680	2,772,641
Southwest Gas Holdings, Inc.	24,999	1,794,928
Spire, Inc.	13,063	1,022,180
UGI Corp.	165,838	5,484,263
		17,075,178

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 0.9%
ArcBest Corp.	25,268	1,783,415
Avis Budget Group, Inc. * (a)	9,558	725,452
Knight-Swift Transportation Holdings, Inc.	55,637	2,419,653
Landstar System, Inc.	15,364	2,307,673
Ryder System, Inc.	18,666	2,684,358
Saia, Inc. *	4,603	1,608,426
XPO, Inc. *	34,688	3,731,735
		15,260,712
Health Care Equipment & Supplies — 2.8%
Avanos Medical, Inc. *	21,924	314,171
CONMED Corp.	11,952	721,781
Embecta Corp.	170,573	2,174,806
Glaukos Corp. *	38,261	3,765,647
Globus Medical, Inc., Class A *	101,010	7,393,932
Haemonetics Corp. *	55,371	3,518,827
Integer Holdings Corp. *	15,615	1,842,726
Integra LifeSciences Holdings Corp. *	34,573	760,260
Lantheus Holdings, Inc. *	43,083	4,204,901
Masimo Corp. *	46,395	7,729,407
Merit Medical Systems, Inc. *	24,480	2,587,781
Omnicell, Inc. *	20,256	708,150
Penumbra, Inc. *	17,803	4,760,700
Tandem Diabetes Care, Inc. *	164,355	3,149,042
TransMedics Group, Inc. *	51,328	3,453,348
		47,085,479
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *	42,910	1,301,031
Addus HomeCare Corp. *	7,238	715,766
Amedisys, Inc. *	40,448	3,746,698
Chemed Corp.	8,101	4,984,707
CorVel Corp. *	11,714	1,311,617
Encompass Health Corp.	70,214	7,111,274
HealthEquity, Inc. *	17,567	1,552,396
Hims & Hers Health, Inc. *	79,176	2,339,651
Option Care Health, Inc. *	126,296	4,414,045
Progyny, Inc. *	200,738	4,484,487
Tenet Healthcare Corp. *	34,704	4,667,688
		36,629,360
Health Care REITs — 0.6%
CareTrust REIT, Inc.	79,742	2,279,026
Healthcare Realty Trust, Inc.	168,361	2,845,301
Omega Healthcare Investors, Inc.	86,237	3,283,905
Sabra Health Care REIT, Inc.	93,397	1,631,646
		10,039,878
Health Care Technology — 0.2%
Doximity, Inc., Class A *	63,742	3,698,948

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	38,775	500,585
DiamondRock Hospitality Co.	296,415	2,288,324
Park Hotels & Resorts, Inc.	79,387	847,853
Sunstone Hotel Investors, Inc.	75,848	713,730
Xenia Hotels & Resorts, Inc.	100,450	1,181,292
		5,531,784
Hotels, Restaurants & Leisure — 2.9%
Aramark	144,810	4,998,841
BJ's Restaurants, Inc. *	50,386	1,726,224
Boyd Gaming Corp.	30,021	1,976,282
Brinker International, Inc. *	13,320	1,985,346
Choice Hotels International, Inc. (a)	5,915	785,394
Churchill Downs, Inc.	43,487	4,830,101
Hilton Grand Vacations, Inc. *	59,257	2,216,804
Hyatt Hotels Corp., Class A (a)	14,242	1,744,645
Light & Wonder, Inc. *	44,618	3,864,365
Marriott Vacations Worldwide Corp.	19,912	1,279,147
Monarch Casino & Resort, Inc.	45,654	3,549,599
Penn Entertainment, Inc. *	55,760	909,446
Planet Fitness, Inc., Class A *	33,864	3,271,601
Shake Shack, Inc., Class A *	26,933	2,374,683
Six Flags Entertainment Corp.	36,461	1,300,564
Texas Roadhouse, Inc.	31,745	5,289,669
Travel + Leisure Co.	57,011	2,639,039
Vail Resorts, Inc.	5,034	805,541
Wendy's Co. (The)	76,099	1,113,328
Wingstop, Inc.	5,668	1,278,587
Wyndham Hotels & Resorts, Inc.	17,156	1,552,790
		49,491,996
Household Durables — 1.9%
Cavco Industries, Inc. *	4,218	2,191,799
Century Communities, Inc.	12,936	868,006
Champion Homes, Inc. *	28,092	2,661,998
Ethan Allen Interiors, Inc.	18,426	510,400
Green Brick Partners, Inc. *	25,665	1,496,526
Helen of Troy Ltd. *	20,964	1,121,364
KB Home	34,938	2,030,597
Leggett & Platt, Inc.	57,376	453,844
M/I Homes, Inc. *	13,030	1,487,765
Meritage Homes Corp.	14,394	1,020,247
Newell Brands, Inc.	187,997	1,165,581
Somnigroup International, Inc.	54,030	3,235,317
Taylor Morrison Home Corp. *	35,698	2,143,308
Toll Brothers, Inc.	54,241	5,727,307
TopBuild Corp. *	14,551	4,437,328
Tri Pointe Homes, Inc. *	57,762	1,843,763
		32,395,150

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.1%
Central Garden & Pet Co., Class A *	42,410	1,388,079
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	48,187	1,458,620
Industrial REITs — 1.0%
EastGroup Properties, Inc.	43,791	7,713,785
First Industrial Realty Trust, Inc.	130,414	7,037,139
LXP Industrial Trust	237,870	2,057,575
STAG Industrial, Inc.	12,932	467,104
		17,275,603
Insurance — 3.6%
AMERISAFE, Inc.	25,289	1,328,937
Assured Guaranty Ltd.	23,023	2,028,326
Brighthouse Financial, Inc. *	50,458	2,926,059
CNO Financial Group, Inc.	85,293	3,552,453
Employers Holdings, Inc.	10,058	509,337
Fidelity National Financial, Inc.	97,896	6,371,072
First American Financial Corp.	55,551	3,645,812
Genworth Financial, Inc., Class A *	189,452	1,343,215
Horace Mann Educators Corp.	19,497	833,107
Kemper Corp.	64,597	4,318,309
Kinsale Capital Group, Inc.	5,419	2,637,482
Old Republic International Corp.	88,667	3,477,520
Palomar Holdings, Inc. *	10,826	1,484,028
Reinsurance Group of America, Inc.	43,974	8,658,481
RenaissanceRe Holdings Ltd. (Bermuda)	13,171	3,161,040
RLI Corp.	56,193	4,513,984
Selective Insurance Group, Inc.	25,097	2,297,379
Unum Group	96,160	7,833,194
		60,919,735
Interactive Media & Services — 0.6%
Cargurus, Inc. *	119,762	3,488,667
IAC, Inc. *	29,932	1,375,076
QuinStreet, Inc. *	65,325	1,165,398
TripAdvisor, Inc. *	126,930	1,798,598
Yelp, Inc. *	51,507	1,907,305
Ziff Davis, Inc. *	23,790	894,028
		10,629,072
IT Services — 0.3%
ASGN, Inc. *	33,324	2,100,079
Kyndryl Holdings, Inc. *	93,463	2,934,738
		5,034,817
Leisure Products — 0.3%
Acushnet Holdings Corp. (a)	11,781	808,884
Brunswick Corp.	14,108	759,716

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Mattel, Inc. *	144,509	2,807,810
YETI Holdings, Inc. *	40,304	1,334,062
		5,710,472
Life Sciences Tools & Services — 0.7%
Azenta, Inc. *	38,164	1,322,001
Bruker Corp.	48,715	2,033,364
Illumina, Inc. *	43,564	3,456,368
Medpace Holdings, Inc. *	12,966	3,950,610
Repligen Corp. *	9,103	1,158,266
		11,920,609
Machinery — 4.8%
AGCO Corp.	25,330	2,344,798
Alamo Group, Inc.	12,121	2,160,083
Chart Industries, Inc. *	16,940	2,445,458
Crane Co.	22,045	3,376,853
Donaldson Co., Inc.	102,980	6,905,839
Esab Corp.	21,071	2,454,772
Flowserve Corp.	64,392	3,144,905
Franklin Electric Co., Inc.	58,746	5,515,075
Graco, Inc.	109,058	9,107,434
Greenbrier Cos., Inc. (The)	10,985	562,652
ITT, Inc.	37,533	4,847,762
Kennametal, Inc.	32,181	685,455
Lincoln Electric Holdings, Inc.	20,744	3,923,935
Lindsay Corp.	7,862	994,700
Mueller Industries, Inc.	99,045	7,541,286
Oshkosh Corp.	29,718	2,795,870
RBC Bearings, Inc. *	13,270	4,269,888
SPX Technologies, Inc. *	20,438	2,632,006
Standex International Corp.	3,529	569,545
Tennant Co.	8,187	652,913
Terex Corp.	34,871	1,317,426
Timken Co. (The)	46,958	3,374,872
Toro Co. (The)	42,845	3,116,974
Watts Water Technologies, Inc., Class A	28,613	5,834,763
		80,575,264
Marine Transportation — 0.4%
Kirby Corp. *	29,674	2,997,371
Matson, Inc.	26,100	3,345,237
		6,342,608
Media — 0.7%
John Wiley & Sons, Inc., Class A	35,454	1,579,830
New York Times Co. (The), Class A	80,944	4,014,822
Nexstar Media Group, Inc.	7,517	1,347,197
Scholastic Corp.	34,792	656,873

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
TechTarget, Inc. *	216,783	3,210,556
TEGNA, Inc.	62,471	1,138,222
		11,947,500
Metals & Mining — 1.8%
Alcoa Corp.	79,370	2,420,785
Alpha Metallurgical Resources, Inc. *	4,900	613,725
ATI, Inc. *	54,801	2,851,296
Carpenter Technology Corp.	3,815	691,202
Cleveland-Cliffs, Inc. *	134,603	1,106,437
Commercial Metals Co.	79,534	3,659,359
Materion Corp.	18,779	1,532,366
Reliance, Inc.	33,829	9,768,124
Royal Gold, Inc.	8,276	1,353,209
SunCoke Energy, Inc.	37,740	347,208
United States Steel Corp.	93,515	3,951,944
Warrior Met Coal, Inc.	41,552	1,982,861
		30,278,516
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	185,361	3,764,682
Ellington Financial, Inc.	37,714	500,087
KKR Real Estate Finance Trust, Inc.	31,280	337,824
PennyMac Mortgage Investment Trust	40,240	589,516
Starwood Property Trust, Inc.	135,097	2,670,868
		7,862,977
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	23,086	1,335,987
Unitil Corp.	55,833	3,221,006
		4,556,993
Office REITs — 0.8%
Brandywine Realty Trust	70,230	313,226
COPT Defense Properties	150,771	4,111,525
Cousins Properties, Inc.	105,802	3,121,159
Highwoods Properties, Inc.	46,831	1,388,071
Kilroy Realty Corp.	71,742	2,350,268
SL Green Realty Corp.	27,267	1,573,306
		12,857,555
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	137,497	2,474,946
Antero Resources Corp. *	56,484	2,284,213
California Resources Corp.	34,564	1,519,779
Chord Energy Corp.	42,465	4,786,655
Civitas Resources, Inc.	60,343	2,105,367
CNX Resources Corp. *	43,884	1,381,468
Core Natural Resources, Inc.	18,555	1,430,591
Dorian LPG Ltd.	13,858	309,588

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc.	26,791	2,584,796
HF Sinclair Corp.	80,422	2,644,275
Magnolia Oil & Gas Corp., Class A	20,723	523,463
Matador Resources Co.	131,794	6,733,355
Murphy Oil Corp.	70,148	1,992,203
Ovintiv, Inc.	131,393	5,623,620
PBF Energy, Inc., Class A	40,867	780,151
Permian Resources Corp.	296,482	4,106,276
Range Resources Corp.	160,091	6,392,434
REX American Resources Corp. *	16,292	612,090
SM Energy Co.	136,438	4,086,318
Talos Energy, Inc. *	17,126	166,465
World Kinect Corp.	30,241	857,635
		53,395,688
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	39,700	3,651,606
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	26,615	1,309,990
Allegiant Travel Co.	5,702	294,508
American Airlines Group, Inc. *	359,254	3,790,130
JetBlue Airways Corp. *	124,717	601,136
SkyWest, Inc. *	11,132	972,603
Sun Country Airlines Holdings, Inc. *	36,444	448,990
		7,417,357
Personal Care Products — 0.4%
BellRing Brands, Inc. *	62,852	4,679,960
Coty, Inc., Class A *	294,324	1,609,952
Edgewell Personal Care Co.	31,002	967,573
		7,257,485
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc. *	38,803	4,432,079
Jazz Pharmaceuticals plc *	41,074	5,099,337
Prestige Consumer Healthcare, Inc. *	6,950	597,492
Supernus Pharmaceuticals, Inc. *	23,582	772,310
		10,901,218
Professional Services — 2.4%
CACI International, Inc., Class A *	14,190	5,206,595
Concentrix Corp.	41,791	2,325,251
ExlService Holdings, Inc. *	85,696	4,045,708
Exponent, Inc.	8,838	716,408
FTI Consulting, Inc. *	14,313	2,348,477
Heidrick & Struggles International, Inc.	35,286	1,511,300
Insperity, Inc.	31,075	2,772,822
KBR, Inc.	113,983	5,677,493
Korn Ferry	33,423	2,267,082
ManpowerGroup, Inc.	45,495	2,633,251

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Maximus, Inc.	23,670	1,614,057
Paylocity Holding Corp. *	35,453	6,641,765
Science Applications International Corp.	25,682	2,883,318
		40,643,527
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc *	88,383	903,274
Jones Lang LaSalle, Inc. *	30,089	7,459,364
St. Joe Co. (The)	14,227	667,958
		9,030,596
Residential REITs — 0.8%
American Homes 4 Rent, Class A	159,297	6,023,020
Centerspace	18,176	1,176,896
Equity LifeStyle Properties, Inc.	59,873	3,993,529
Independence Realty Trust, Inc.	106,212	2,254,881
Veris Residential, Inc.	35,096	593,824
		14,042,150
Retail REITs — 1.7%
Agree Realty Corp.	64,623	4,988,249
Brixmor Property Group, Inc.	279,835	7,429,619
Curbline Properties Corp.	143,488	3,470,975
Getty Realty Corp. (a)	78,777	2,456,267
Kite Realty Group Trust	109,090	2,440,343
Macerich Co. (The)	41,673	715,526
NNN REIT, Inc.	77,008	3,284,391
Phillips Edison & Co., Inc.	51,136	1,865,953
Saul Centers, Inc.	5,345	192,794
Urban Edge Properties	48,261	916,959
		27,761,076
Semiconductors & Semiconductor Equipment — 1.8%
Axcelis Technologies, Inc. *	17,579	873,149
Cohu, Inc. *	20,256	297,966
Diodes, Inc. *	19,734	851,917
FormFactor, Inc. *	42,616	1,205,607
Ichor Holdings Ltd. *	65,446	1,479,734
Kulicke & Soffa Industries, Inc. (Singapore)	113,595	3,746,363
Lattice Semiconductor Corp. *	69,669	3,654,139
MaxLinear, Inc. *	145,717	1,582,487
MKS Instruments, Inc.	26,520	2,125,578
Onto Innovation, Inc. *	20,261	2,458,470
Penguin Solutions, Inc. *	106,113	1,843,183
Photronics, Inc. *	28,803	597,950
Power Integrations, Inc.	14,980	756,490
Qorvo, Inc. *	23,028	1,667,457
Rambus, Inc. *	55,754	2,886,663
Semtech Corp. *	33,533	1,153,535
SiTime Corp. *	7,385	1,128,945

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Ultra Clean Holdings, Inc. *	120,069	2,570,677
Veeco Instruments, Inc. *	3,456	69,396
		30,949,706
Software — 3.3%
ACI Worldwide, Inc. *	47,613	2,604,907
Appfolio, Inc., Class A *	10,147	2,231,325
BlackLine, Inc. *	77,620	3,758,360
Clear Secure, Inc., Class A	97,908	2,536,796
Docusign, Inc. *	121,610	9,899,054
DoubleVerify Holdings, Inc. *	53,562	716,124
Dropbox, Inc., Class A *	232,803	6,218,168
Dynatrace, Inc. *	102,005	4,809,536
Guidewire Software, Inc. *	25,595	4,795,479
InterDigital, Inc. (a)	15,726	3,251,351
LiveRamp Holdings, Inc. *	107,271	2,804,064
Manhattan Associates, Inc. *	32,209	5,573,445
MARA Holdings, Inc. * (a)	117,877	1,355,586
Progress Software Corp.	44,793	2,307,287
Qualys, Inc. *	15,922	2,005,058
		54,866,540
Specialized REITs — 1.6%
CubeSmart	180,870	7,724,958
EPR Properties	14,660	771,262
Four Corners Property Trust, Inc.	95,194	2,732,068
Gaming and Leisure Properties, Inc.	112,912	5,747,221
Lamar Advertising Co., Class A	34,299	3,902,540
PotlatchDeltic Corp.	107,574	4,853,739
Rayonier, Inc.	55,410	1,544,831
		27,276,619
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A *	16,828	1,285,154
Academy Sports & Outdoors, Inc.	58,931	2,687,843
American Eagle Outfitters, Inc.	117,950	1,370,579
Asbury Automotive Group, Inc. *	7,917	1,748,390
AutoNation, Inc. *	19,598	3,173,308
Bath & Body Works, Inc.	145,153	4,401,039
Boot Barn Holdings, Inc. *	12,749	1,369,625
Buckle, Inc. (The)	32,015	1,226,815
Burlington Stores, Inc. *	24,939	5,943,712
Chewy, Inc., Class A *	86,617	2,815,919
Dick's Sporting Goods, Inc.	18,995	3,828,632
Five Below, Inc. *	11,194	838,710
Floor & Decor Holdings, Inc., Class A *	21,240	1,709,183
Foot Locker, Inc. *	71,615	1,009,771
GameStop Corp., Class A * (a)	107,833	2,406,833
Gap, Inc. (The)	112,347	2,315,472

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Group 1 Automotive, Inc.	5,189	1,981,938
Lithia Motors, Inc., Class A	12,048	3,536,570
Murphy USA, Inc.	7,174	3,370,417
Penske Automotive Group, Inc.	19,462	2,802,139
RH *	2,269	531,876
Sally Beauty Holdings, Inc. *	37,836	341,659
Shoe Carnival, Inc.	13,344	293,435
Sonic Automotive, Inc., Class A	13,722	781,605
Urban Outfitters, Inc. *	28,379	1,487,060
Valvoline, Inc. *	52,696	1,834,348
Victoria's Secret & Co. *	47,467	881,937
		55,973,969
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A *	129,578	5,736,418
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	201,423	3,974,076
Carter's, Inc.	10,281	420,493
Crocs, Inc. *	34,018	3,612,712
G-III Apparel Group Ltd. *	72,200	1,974,670
Hanesbrands, Inc. *	51,570	297,559
Kontoor Brands, Inc.	5,548	355,793
PVH Corp.	37,211	2,405,319
Skechers U.S.A., Inc., Class A *	57,815	3,282,736
Steven Madden Ltd.	14,247	379,540
Under Armour, Inc., Class A *	192,365	1,202,281
VF Corp.	172,570	2,678,286
Wolverine World Wide, Inc.	119,416	1,661,076
		22,244,541
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	12,843	2,894,042
Boise Cascade Co.	32,209	3,159,381
DNOW, Inc. *	176,372	3,012,434
DXP Enterprises, Inc. *	6,150	505,899
GATX Corp.	8,848	1,373,829
GMS, Inc. *	12,382	905,991
MSC Industrial Direct Co., Inc., Class A	22,869	1,776,235
Rush Enterprises, Inc., Class A	19,571	1,045,287
Watsco, Inc.	16,316	8,293,423
WESCO International, Inc.	20,225	3,140,942
		26,107,463
Water Utilities — 0.4%
American States Water Co.	17,623	1,386,578
California Water Service Group	23,289	1,128,585
Essential Utilities, Inc.	102,144	4,037,752
		6,552,915

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
Gogo, Inc. * (a)	111,420	960,440
Telephone and Data Systems, Inc.	41,092	1,591,904
		2,552,344
Total Common Stocks (Cost $1,500,420,452)		1,599,999,463
Short-Term Investments — 5.2%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $74,754,896)	74,754,896	74,754,896
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $12,224,496)	12,224,496	12,224,496
Total Short-Term Investments (Cost $86,979,392)		86,979,392
Total Investments — 100.3% (Cost $1,587,399,844)		1,686,978,855
Liabilities in Excess of Other Assets — (0.3)%		(5,600,422)
NET ASSETS — 100.0%		1,681,378,433

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $11,764,383.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	182	06/20/2025	USD	18,446,610	(400,643)
S&P MidCap 400 E-Mini Index	193	06/20/2025	USD	56,718,840	(535,226)
					(935,869)

Abbreviations
USD	United States Dollar

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,686,978,855	$—	$—	$1,686,978,855
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(935,869)	$—	$—	$(935,869)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$13,996,200	$106,305,386	$108,078,890	$700	$1,100	$12,224,496	12,224,496	$395,078	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	1,906,302	16,309,210	18,215,512	—	—	—	—	23,604	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	16,205,206	242,021,861	183,472,171	—	—	74,754,896	74,754,896	653,813	—
Total	$32,107,708	$364,636,457	$309,766,573	$700	$1,100	$86,979,392		$1,072,495	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.